UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

FORM N-Q

SEPTEMBER 30, 2012

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
SOVEREIGN BONDS - 64.5%
Australia - 9.1%
New South Wales Treasury Corp., Senior Notes	6.000%	4/1/16	100,360,000	AUD	$114,204,718
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	58,180,000	AUD	69,461,431
Queensland Treasury Corp., Senior Notes	6.000%	7/21/22	17,940,000	AUD	21,540,502

Total Australia					205,206,651

Brazil - 0.8%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/21	33,854,000	BRL	17,036,281

Canada - 0.0%
Province of Ontario	6.250%	6/16/15	730,000	NZD	648,012

Hungary - 4.0%
Hungary Government Bond, Bonds	5.500%	2/12/16	18,710,000,000	HUF	81,322,016
Hungary Government Bond, Bonds	7.500%	11/12/20	2,160,000,000	HUF	9,859,493

Total Hungary					91,181,509

Ireland - 1.4%
Republic of Ireland, Bonds	4.500%	4/18/20	25,655,000	EUR	31,715,169

Italy - 5.0%
Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	97,000,000	EUR	112,054,458

Malaysia - 4.4%
Government of Malaysia, Senior Bonds	3.702%	2/25/13	78,125,000	MYR	25,629,984
Government of Malaysia, Senior Bonds	5.094%	4/30/14	77,640,000	MYR	26,196,191
Government of Malaysia, Senior Bonds	3.741%	2/27/15	141,755,000	MYR	47,012,108

Total Malaysia					98,838,283

Mexico - 14.4%
Mexican Bonos, Bonds	7.000%	6/19/14	1,269,430,000	MXN	102,447,713
Mexican Bonos, Bonds	8.500%	5/31/29	1,906,480,000	MXN	185,669,609
Mexican Bonos, Bonds	8.500%	11/18/38	367,060,000	MXN	35,637,279

Total Mexico					323,754,601

New Zealand - 3.4%
Government of New Zealand	6.000%	5/15/21	28,605,000	NZD	28,428,282
Government of New Zealand	5.500%	4/15/23	24,085,000	NZD	23,474,693
Government of New Zealand, Senior Bonds	5.000%	3/15/19	16,740,000	NZD	15,431,893
Government of New Zealand, Senior Bonds	5.500%	4/15/23	10,705,000	NZD	10,433,738

Total New Zealand					77,768,606

Poland - 6.1%
Republic of Poland, Bonds	5.250%	10/25/20	114,920,000	PLN	37,503,741
Republic of Poland, Bonds	5.750%	9/23/22	298,790,000	PLN	101,053,163

Total Poland					138,556,904

South Africa - 3.7%
Republic of South Africa, Bonds	6.750%	3/31/21	429,185,000	ZAR	52,164,309
Republic of South Africa, Bonds	6.500%	2/28/41	313,595,000	ZAR	30,869,421

Total South Africa					83,033,730

South Korea - 4.6%
Korea Treasury Bond, Senior Bonds	3.000%	12/10/13	30,900,000,000	KRW	27,860,058
Korea Treasury Bond, Senior Bonds	5.750%	9/10/18	72,000,000,000	KRW	74,712,021

Total South Korea					102,572,079

United Kingdom - 7.6%
United Kingdom Gilt, Bonds	4.500%	3/7/13	103,555,000	GBP	170,268,973

TOTAL SOVEREIGN BONDS (Cost - $1,376,663,806)					1,452,635,256

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Countrywide Alternative Loan Trust, 2005-26CB A6	5.500%	7/25/35	3,844,147		$3,394,617
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	3,389,424		3,013,235	(a)
WaMu Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	877,682		817,489

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,108,588)					7,225,341

CORPORATE BONDS & NOTES - 18.0%
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	8.000%	1/15/18	4,055,000		4,348,988

Media - 2.7%
Charter Communications Inc., Senior Notes	6.500%	4/30/21	1,175,000		1,257,250
Comcast Corp., Senior Notes	6.950%	8/15/37	3,245,000		4,417,613
Comcast Corp., Senior Notes	6.550%	7/1/39	9,430,000		12,336,807
Time Warner Cable Inc., Debentures	7.300%	7/1/38	24,040,000		32,706,516
Viacom Inc., Senior Notes	6.875%	4/30/36	7,385,000		9,753,451

Total Media					60,471,637

TOTAL CONSUMER DISCRETIONARY					64,820,625

ENERGY - 0.6%
Energy Equipment & Services - 0.3%
Transocean Inc., Senior Notes	6.800%	3/15/38	5,635,000		6,776,071

Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	310,000		319,688
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	1,555,000		1,566,662
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.250%	11/1/19	3,860,000		3,840,700	(a)

Total Oil, Gas & Consumable Fuels					5,727,050

TOTAL ENERGY					12,503,121

FINANCIALS - 8.6%
Capital Markets - 3.0%
AmeriGas Finance LLC/AmeriGas Finance Corp., Senior Notes	7.000%	5/20/22	2,955,000		3,184,012
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	13,820,000		15,235,652
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	16,105,000		17,252,997
Merrill Lynch & Co. Inc., Subordinated Notes	7.750%	5/14/38	6,845,000		8,596,341
Morgan Stanley, Senior Notes	5.625%	9/23/19	5,205,000		5,686,353
Morgan Stanley, Senior Notes	5.500%	7/28/21	15,335,000		16,782,425

Total Capital Markets					66,737,780

Commercial Banks - 0.9%
CIT Group Inc., Secured Notes	4.750%	2/15/15	645,000		672,412	(a)
Fifth Third Bancorp, Subordinated Notes	8.250%	3/1/38	14,250,000		20,639,800

Total Commercial Banks					21,312,212

Diversified Financial Services - 4.3%
Bank of America Corp., Senior Notes	4.500%	4/1/15	6,475,000		6,935,994
Bank of America Corp., Senior Notes	6.500%	8/1/16	10,355,000		11,975,661
Citigroup Inc., Senior Notes	6.375%	8/12/14	7,010,000		7,628,408
General Electric Capital Corp., Senior Notes	1.048%	6/2/14	11,240,000		11,263,503	(b)
General Electric Capital Corp., Senior Notes	7.625%	12/10/14	8,195,000	NZD	7,296,254
JPMorgan Chase & Co., Senior Notes	1.252%	1/24/14	4,910,000		4,942,111	(b)
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	20,155,000		22,356,934

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Diversified Financial Services - continued
Kreditanstalt fuer Wiederaufbau, Senior Notes	6.250%	12/4/19	20,695,000	AUD	$24,388,965

Total Diversified Financial Services					96,787,830

Insurance - 0.4%
Hartford Financial Services Group Inc., Senior Notes	5.125%	4/15/22	7,210,000		8,098,575

Real Estate Investment Trusts (REITs) - 0.0%
DuPont Fabros Technology LP, Senior Notes	8.500%	12/15/17	590,000		650,475

TOTAL FINANCIALS					193,586,872

HEALTH CARE - 2.2%
Biotechnology - 1.4%
Amgen Inc., Senior Notes	5.150%	11/15/41	29,320,000		32,670,777

Health Care Providers & Services - 0.6%
DaVita Inc., Senior Notes	6.625%	11/1/20	700,000		748,125
HCA Inc., Senior Notes	7.500%	2/15/22	3,410,000		3,861,825
UnitedHealth Group Inc., Senior Notes	6.625%	11/15/37	7,185,000		9,645,683

Total Health Care Providers & Services					14,255,633

Pharmaceuticals - 0.2%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Senior Notes	7.750%	9/15/18	3,340,000		3,565,450

TOTAL HEALTH CARE					50,491,860

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Iron Mountain Inc., Senior Subordinated Notes	5.750%	8/15/24	5,175,000		5,187,937

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.2%
Cisco Systems Inc., Senior Notes	5.900%	2/15/39	2,695,000		3,569,137

Computers & Peripherals - 1.7%
Dell Inc., Senior Notes	6.500%	4/15/38	12,910,000		15,757,881
Hewlett-Packard Co., Senior Notes	4.650%	12/9/21	21,230,000		22,136,394

Total Computers & Peripherals					37,894,275

Software - 0.1%
Oracle Corp., Senior Notes	6.500%	4/15/38	2,013,000		2,885,283

TOTAL INFORMATION TECHNOLOGY					44,348,695

MATERIALS - 0.2%
Chemicals - 0.1%
Ineos Finance PLC, Senior Secured Bonds	8.375%	2/15/19	2,425,000		2,552,313	(a)

Containers & Packaging - 0.1%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes	7.125%	4/15/19	1,415,000		1,492,825

TOTAL MATERIALS					4,045,138

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	4,210,000		4,536,275

Wireless Telecommunication Services - 1.0%
Oi S.A., Senior Notes	5.750%	2/10/22	22,545,000		23,615,887	(a)

TOTAL TELECOMMUNICATION SERVICES					28,152,162

UTILITIES - 0.1%
AES Corp., Senior Notes	7.375%	7/1/21	2,740,000		3,123,600

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Utilities - continued
TOTAL CORPORATE BONDS & NOTES (Cost - $375,047,828)				406,260,010

MUNICIPAL BONDS - 1.7%
Georgia - 1.7%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	16,750,000	$19,454,622

Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	16,900,000	19,472,011

TOTAL MUNICIPAL BONDS (Cost - $36,371,161)				38,926,633

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.1%
U.S. Government Obligations - 5.1%
U.S. Treasury Bonds (Cost - $100,127,397)	4.250%	11/15/40	88,855,000	115,372,708

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,895,318,780)				2,020,419,948

SHORT-TERM INVESTMENTS - 8.7%
U.S. Government Obligations - 7.0%
U.S. Treasury Bills (Cost - $156,527,538)	0.150%	3/7/13	156,630,000	156,541,191	(c)

Underlying Fund Investments - 1.7%
State Street Institutional Liquid Reserves Fund (Cost - $39,170,831)	0.205%		39,170,831	39,170,831

TOTAL SHORT-TERM INVESTMENTS (Cost - $195,698,369)				195,712,022

TOTAL INVESTMENTS - 98.3% (Cost - $2,091,017,149#)				2,216,131,970
Other Assets in Excess of Liabilities - 1.7%				37,714,033

TOTAL NET ASSETS - 100.0%				$2,253,846,003

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On April 30, 2012, the Fund was reorganized as a new series of the Trust. Prior to April 30, 2012, the Fund was organized as a series of Legg Mason Charles Street Trust, Inc., a Maryland corporation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$1,452,635,256	—	$1,452,635,256
Collateralized mortgage obligations	—	7,225,341	—	7,225,341
Corporate bonds & notes	—	406,260,010	—	406,260,010
Municipal bonds	—	38,926,633	—	38,926,633
U.S. government & agency obligations	—	115,372,708	—	115,372,708

Total long-term investments	—	$2,020,419,948	—	$2,020,419,948

Short-term investments†	$39,170,831	156,541,191	—	195,712,022

Total investments	$39,170,831	$2,176,961,139	—	$2,216,131,970

Other financial instruments:
Forward foreign currency contracts	—	$8,353,389	—	$8,353,389

Total	$39,170,831	$2,185,314,528	—	$2,224,485,359

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$5,937,540	—	$5,937,540

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to schedule of investments (unaudited) (continued)

(c) Forward foreign currency contracts. The Fund enters into forward foreign currency contracts to hedge exposure to bond positions or to gain currency exposure where the Fund did not hold that country’s bonds. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent

Notes to schedule of investments (unaudited) (continued)

features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of September 30, 2012, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $5,937,540. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$125,768,697
Gross unrealized depreciation	(653,876)

Net unrealized appreciation	$125,114,821

At September 30, 2012, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
Chilean Peso	HSBC Bank USA, N.A.	14,460,860,000	$30,378,894	10/18/12	$1,302,488
Chilean Peso	HSBC Bank USA, N.A.	1,500,140,000	3,151,444	10/18/12	209,993
Turkish Lira	Barclays Bank PLC	140,227,000	77,560,383	11/9/12	183,089
Turkish Lira	Barclays Bank PLC	7,332,000	4,055,373	11/9/12	10,040
Turkish Lira	HSBC Bank USA, N.A.	9,165,000	5,069,216	11/9/12	(19,483)
Turkish Lira	HSBC Bank USA, N.A.	6,029,000	3,334,676	11/9/12	(18,868)
Turkish Lira	JPMorgan Chase Bank	7,637,000	4,224,070	11/9/12	91,360
Chilean Peso	HSBC Bank USA, N.A.	9,683,740,000	20,253,927	11/16/12	1,362,511
Chilean Peso	HSBC Bank USA, N.A.	3,600,000,000	7,529,543	11/16/12	473,487
Chilean Peso	HSBC Bank USA, N.A.	2,700,000,000	5,647,157	11/16/12	96,170
Chilean Peso	HSBC Bank USA, N.A.	2,095,000,000	4,381,776	11/16/12	(44,592)
Chilean Peso	HSBC Bank USA, N.A.	1,990,000,000	4,162,164	11/16/12	225,857
Brazilian Real	UBS AG	48,992,000	24,007,331	11/19/12	126,268
Brazilian Real	UBS AG	9,165,000	4,491,084	11/19/12	(7,076)
Brazilian Real	UBS AG	8,707,000	4,266,652	11/19/12	62,200
Brazilian Real	UBS AG	112,760,000	55,159,594	12/4/12	948,056
British Pound	HSBC Bank USA, N.A.	94,439,000	152,466,978	12/13/12	1,685,671
British Pound	HSBC Bank USA, N.A.	3,304,000	5,334,141	12/13/12	(34,473)
Indian Rupee	Barclays Bank PLC	2,452,000,000	45,080,850	3/20/13	696,743
Indian Rupee	Barclays Bank PLC	2,452,000,000	45,080,850	3/20/13	777,738

					8,127,179

Contracts to Sell:
Australian Dollar	Barclays Bank PLC	3,138,000	3,251,251	10/10/12	(60,984)
Australian Dollar	HSBC Bank USA, N.A.	9,311,000	9,647,036	10/10/12	(81,380)
Australian Dollar	Morgan Stanley & Co. Inc.	4,569,000	4,733,896	10/10/12	58,757
Australian Dollar	Morgan Stanley & Co. Inc.	12,719,000	13,178,031	10/10/12	(333,113)
Australian Dollar	Morgan Stanley & Co. Inc.	180,819,000	187,344,788	10/10/12	(4,016,020)
Australian Dollar	UBS AG	4,165,000	4,315,316	10/10/12	28,746
Euro	Citibank, N.A.	24,064,000	30,935,516	11/5/12	(621,253)
British Pound	HSBC Bank USA, N.A.	12,517,000	20,208,062	12/13/12	14,215
New Zealand Dollar	Citibank, N.A.	85,164,000	70,220,465	12/14/12	(574,198)
New Zealand Dollar	HSBC Bank USA, N.A.	12,696,000	10,468,262	12/14/12	(126,100)
					(5,711,330)

Net unrealized gain on open forward foreign currency contracts					$2,415,849

Notes to schedule of investments (unaudited) (continued)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2012.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Risk	$8,353,389	$(5,937,540)	$2,415,849

During the period ended September 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$323,055,152
Forward foreign currency contracts (to sell)	$264,221,796

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	November 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 26, 2012